Property and Equipment, Net (Tables)	12 Months Ended
Mar. 31, 2025
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment

Property and equipment consist of the following:

	As of March 31,	As of March 31,
	2024	2025
	RMB	RMB

Cost:
Warehouse equipment	1,945	1,894
Furniture, computer and office equipment	5,395	5,060
Vehicles	4,740	3,579
Leasehold improvement	10,793	12,463
Software	3,012	3,012
Machinery and equipment	-	1,487
Total cost	25,885	27,495
Less: Accumulated depreciation	(22,782)	(23,246)
Property and equipment, net	3,103	4,249